Financial Instruments - Schedule of Sensitivity Analysis on Fair Value of Contingent Consideration (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	8.10%
CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	4.00%
Probabilities of success 20 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 124
Impact (%)	20.00%
Probabilities of success 10 percentage decrease [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 140
Impact (%)	10.00%
Probabilities of success [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 155
Probabilities of success 10 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 171
Impact (%)	10.00%
Probabilities of success 20 percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 186
Impact (%)	20.00%
Discount rate ten point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 170
Impact (%)	9.00%
Discount rate twelve point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 162
Impact (%)	4.00%
Discount rate fourteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 155
Discount rate sixteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 149
Impact (%)	4.00%
Discount rate eighteen point eight percentage increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 142
Impact (%)	9.00%
Projected Revenue Growth Rate at Ninety Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 150
Impact (%)	3.00%
Projected Revenue Growth Rate at Ninety Seven Point Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 153
Impact (%)	2.00%
Projected Revenue Growth Rate at Hundred Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 155
Projected Revenue Growth Rate at One Hundred and Two Point Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 158
Impact (%)	2.00%
Projected Revenue Growth Rate at One Hundred and Five Percentage [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cont. consideration (€ million)	€ 161
Impact (%)	3.00%
Phase I [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I to II [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	62.00%
Phase I to II [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	64.00%
Phase II to III [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	29.00%
Phase II to III [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	23.00%
Phase III to BLA [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	53.00%
Phase III to BLA [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	34.00%
BLA to approval [member] | CYAD-02 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	86.00%
BLA to approval [member] | CYAD-101 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	80.00%